COMMON STOCK AND STOCK INCENTIVE PLANS (Summary of Unvested Restricted Awards) (Details) (Restricted stock awards [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted stock awards [Member]
Shares
Total nonvested at the beginning of the period (in shares)	1,713	1,702	902
Reverse split adjustment		25
Granted (in shares)	808	679	1,891
Vested (in shares)	(603)	(520)	(701)
Forfeited (in shares)	(437)	(173)	(390)
Total nonvested at the end of the period (in shares)	1,481	1,713	1,702
Weighted average grant date fair value
Total nonvested at the beginning of the period (in dollars per share)	$ 3.08	$ 3.43	$ 5.87
Granted (in dollars per share)	$ 2.76	$ 2.76	$ 3.29
Vested (in dollars per share)	$ 3.15	$ 3.72	$ 5.60
Forfeited (in dollars per share)	$ 3.02	$ 3.82	$ 4.49
Total nonvested at the end of the period (in dollars per share)	$ 2.90	$ 3.08	$ 3.43